                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08861

Morgan Stanley Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

FUND REPORT

For the six-month period ended March 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED MARCH 31, 2005

                                                                                   LIPPER
                                                                 S&P 500/       MULTI-CAP
                                                  S&P 500     BARRA VALUE     VALUE FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)        INDEX(2)        INDEX(3)
   8.06%       7.66%       7.73%       8.19%       6.88%            7.27%           9.34%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

U.S. equity market conditions were generally favorable over the six months ended March 31, 2005. Many economic indicators were positive during the period, as the economic growth continued and many companies showed improved earnings. The Federal Open Market Committee raised the federal funds target rate a number of times during that period, but at least initially, investors seemed to take the increases in stride, and the stock market was largely unaffected. Although investor concern over the possibility of a disputed U.S. presidential election initially weighed on stocks in early fall, the market went on to rally later in November and December as the election ended without incident and as the price of crude oil fell temporarily from its October high. Stock performance was further boosted during this time by a pick up in initial public offerings and several high-profile mergers, as well as by a pick-up in consumer spending. Although the successful election in Iraq and the upward revision of fourth-quarter gross domestic product numbers supported the market in early 2005, the period ended on a less-positive note as oil prices continued to rise in the final month and rising interest rates finally began to weigh on market performance.

PERFORMANCE ANALYSIS

Morgan Stanley Value Fund outperformed both the S&P 500 Index and the S&P 500 Barra Value Index, and underperformed the Lipper Multi-Cap Value Funds Index for the six months ended March 31, 2005, assuming no deduction of applicable sales charges. Over this period, the Fund's positive performance was supported largely by stock selection in a number of sectors, particularly within consumer discretionary and consumer staples. Additionally, the portfolio's financial stocks were well diversified and added to returns.

Relative to the S&P 500 Index, higher-than-benchmark weightings in utility stocks also helped returns. Within the utility sector, select electric utility stocks contributed particularly notable gains. During a period of rising oil prices, a higher-than-benchmark weighting in energy stocks also proved helpful. Moreover, within the sector, the fund's exposure was tilted toward oil services and drilling companies, which performed especially well during the fourth quarter of the fiscal year.

On the downside, very limited exposure to industrial stocks -- due to the management team's valuation discipline -- detracted from relative returns. As the economy began to improve, the industrial sector performed briskly. Stock selection in materials further hurt performance. Within the materials sector, the fund's holdings in paper-company stocks flagged, as did many companies within the industry group. The Fund's overweighted position in telecommunication services stocks relative to the S&P 500 Index also hindered returns for the period.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

   TOP 10 HOLDINGS
   GlaxoSmithKline PLC (ADR) (United Kingdom)           4.5%
   International Paper Co.                              4.3
   Freddie Mac                                          3.8
   Bristol-Myers Squibb Co.                             3.5
   Verizon Communications Inc.                          3.1
   SBC Communications Inc.                              2.9
   Bank of America Corp.                                2.8
   Halliburton Co.                                      2.8
   Georgia-Pacific Corp.                                2.6
   Kimberly-Clark Corp.                                 2.4

   TOP FIVE INDUSTRIES
   Pharmaceuticals: Major                              13.4%
   Major Telecommunications                             7.9
   Major Banks                                          7.8
   Repurchase Agreement                                 6.9
   Pulp & Paper                                         6.9

Data as of March 31, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. Data is provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND NORMALLY INVESTS AT LEAST 65 PERCENT OF ITS ASSETS IN COMMON STOCK THAT THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., BELIEVES IS UNDERVALUED AND CURRENTLY IS NOT BEING RECOGNIZED WITHIN THE MARKET PLACE. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE INVESTMENT ADVISER BEGINS WITH A UNIVERSE OF COMPANIES THAT HAVE ATTRIBUTES THAT MAY QUALIFY THEM AS VALUE COMPANIES. THE INVESTMENT ADVISER THEN SCREENS THESE COMPANIES FOR LIQUIDITY AND RELATIVE VALUE, USING AN APPROPRIATE VALUATION MEASURE FOR EACH SECTOR OR INDUSTRY. THE INVESTMENT ADVISER EVALUATES THE COMPANIES RELATIVE TO THE COMPETITIVE AND MARKET CONDITIONS WITHIN EACH INDUSTRY. THE INVESTMENT ADVISER THEN CONDUCTS FUNDAMENTAL ANALYSIS OF EACH COMPANY TO IDENTIFY THOSE COMPANIES BELIEVED TO BE ATTRACTIVELY VALUED RELATIVE TO OTHER COMPANIES WITHIN THE INDUSTRY.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS

TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

FUND PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MARCH 31, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 11/25/98)         (since 11/25/98)         (since 11/25/98)          (since 11/25/98)
   SYMBOL                              VLUAX                     VLUBX                    VLUCX                    VLUDX
   1 YEAR                              12.09%(4)                 11.24%(4)                11.22%(4)                12.36%(4)
                                        6.21(5)                   6.24(5)                 10.22(5)                    --
   5 YEARS                              6.70(4)                   5.90(4)                  5.93(4)                  6.98(4)
                                        5.56(5)                   5.58(5)                  5.93(5)                    --
   SINCE INCEPTION                      4.64(4)                   3.85(4)                  3.88(4)                  4.93(4)
                                        3.76(5)                   3.85(5)                  3.88(5)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The S&P 500/ Barra Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having lower price-to-book ratios. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Multi-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 - 03/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             10/01/04 -
                                                                     10/01/04            03/31/05             03/31/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (8.06% return).......................................         $1,000.00           $1,080.60              $4.82
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.29              $4.68
CLASS B
Actual (7.66% return).......................................         $1,000.00           $1,076.60              $8.75
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,016.50              $8.50
CLASS C
Actual (7.73% return).......................................         $1,000.00           $1,077.30              $8.60
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,016.65              $8.35
CLASS D
Actual (8.19% return).......................................         $1,000.00           $1,081.90              $3.58
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.49              $3.48

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.93%, 1.69%, 1.66% and 0.69% respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (92.9%)
              Airlines (0.3%)
  101,000     Southwest Airlines
               Co. ....................  $  1,438,240
                                         ------------
              Aluminum (2.0%)
  305,600     Alcoa, Inc. .............     9,287,184
                                         ------------
              Apparel/Footwear (0.8%)
  117,400     Jones Apparel Group,
               Inc. ...................     3,931,726
                                         ------------
              Beverages: Non-Alcoholic
              (1.3%)
  143,600     Coca-Cola Co. (The)......     5,983,812
                                         ------------
              Broadcasting (2.2%)
  296,100     Clear Channel
               Communications, Inc. ...    10,206,567
                                         ------------
              Cable/Satellite TV (1.4%)
  632,400     Liberty Media Corp.
               (Class A)*..............     6,557,988
                                         ------------
              Chemicals: Major
              Diversified (3.8%)
   78,300     Dow Chemical Co. (The)...     3,903,255
  212,700     Du Pont (E.I.) de Nemours
               & Co. ..................    10,898,748
   69,200     Rohm & Haas Co. .........     3,321,600
                                         ------------
                                           18,123,603
                                         ------------
              Computer Communications
              (0.3%)
   81,200     Cisco Systems, Inc.*.....     1,452,668
                                         ------------
              Computer Peripherals
              (0.3%)
   18,400     Lexmark International,
               Inc. (Class A)*.........     1,471,448
                                         ------------
              Computer Processing
              Hardware (0.9%)
  200,400     Hewlett-Packard Co. .....     4,396,776
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Contract Drilling (0.7%)
   75,600     GlobalSantaFe Corp.
               (Cayman Islands)........  $  2,800,224
   14,600     Transocean Inc. (Cayman
               Islands)*...............       751,316
                                         ------------
                                            3,551,540
                                         ------------
              Data Processing Services
              (1.6%)
   65,800     Affiliated Computer
               Services, Inc. (Class
               A)*.....................     3,503,192
   52,700     First Data Corp. ........     2,071,637
   59,200     SunGard Data Systems
               Inc.*...................     2,042,400
                                         ------------
                                            7,617,229
                                         ------------
              Department Stores (1.0%)
   36,800     Federated Department
               Stores, Inc. ...........     2,341,952
   60,700     May Department Stores
               Co. ....................     2,247,114
                                         ------------
                                            4,589,066
                                         ------------
              Discount Stores (1.1%)
  102,000     Wal-Mart Stores, Inc. ...     5,111,220
                                         ------------
              Drugstore Chains (0.9%)
   78,300     CVS Corp. ...............     4,120,146
                                         ------------
              Electric Utilities (3.9%)
  101,100     American Electric Power
               Co., Inc. ..............     3,443,466
   63,700     Constellation Energy
               Group, Inc. ............     3,293,290
   57,100     Dominion Resources,
               Inc. ...................     4,249,953
  121,000     FirstEnergy Corp. .......     5,075,950
   47,300     Public Service Enterprise
               Group, Inc. ............     2,572,647
                                         ------------
                                           18,635,306
                                         ------------
              Electronic Components
              (0.5%)
  116,700     Flextronics International
               Ltd. (Singapore)*.......     1,405,068
   32,600     Jabil Circuit, Inc.*.....       929,752
                                         ------------
                                            2,334,820
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronic Production
              Equipment (0.1%)
   14,400     Novellus Systems,
               Inc.*...................  $    384,912
                                         ------------
              Electronics/Appliances
              (0.6%)
   93,000     Eastman Kodak Co. .......     3,027,150
                                         ------------
              Finance/Rental/Leasing
              (4.3%)
    9,400     Capital One Financial
               Corp. ..................       702,838
   32,000     Fannie Mae...............     1,742,400
  284,800     Freddie Mac..............    17,999,360
                                         ------------
                                           20,444,598
                                         ------------
              Financial Conglomerates
              (3.1%)
  248,800     Citigroup, Inc. .........    11,181,072
  106,400     JP Morgan Chase & Co. ...     3,681,440
                                         ------------
                                           14,862,512
                                         ------------
              Food: Major Diversified
              (3.2%)
  191,300     Kraft Foods Inc. (Class
               A)......................     6,322,465
  132,200     Unilever N.V. (NY
               Registered Shares)
               (Netherlands)...........     9,045,124
                                         ------------
                                           15,367,589
                                         ------------
              Household/Personal Care
              (2.4%)
  171,800     Kimberly-Clark Corp. ....    11,292,414
                                         ------------
              Information Technology
              Services (0.4%)
   23,900     Amdocs Ltd.*.............       678,760
   10,900     International Business
               Machines Corp. .........       996,042
                                         ------------
                                            1,674,802
                                         ------------
              Integrated Oil (2.6%)
   25,400     ConocoPhillips...........     2,739,136
   60,500     Petroleo Brasileiro S.A.
               (ADR) (Brazil)..........     2,672,890
   58,200     Total SA (ADR)
               (France)................     6,822,786
                                         ------------
                                           12,234,812
                                         ------------
              Internet Software/
              Services (0.2%)
   37,400     Check Point Software
               Technologies Ltd.
               (Israel)*...............       813,076
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Investment Banks/Brokers
              (1.0%)
   20,700     Lehman Brothers Holdings
               Inc. ...................  $  1,949,112
   46,000     Merrill Lynch & Co.,
               Inc. ...................     2,603,600
                                         ------------
                                            4,552,712
                                         ------------
              Life/Health Insurance
              (1.7%)
   67,100     Genworth Financial Inc.
               (Class A)...............     1,846,592
   58,300     MetLife, Inc. ...........     2,279,530
   75,100     Torchmark Corp. .........     3,920,220
                                         ------------
                                            8,046,342
                                         ------------
              Major Banks (7.8%)
  300,800     Bank of America Corp. ...    13,265,280
  123,500     Bank of New York Co.,
               Inc. (The)..............     3,587,675
  113,000     PNC Financial Services
               Group...................     5,817,240
   14,600     SunTrust Banks, Inc. ....     1,052,222
   53,846     Wachovia Corp. ..........     2,741,300
  172,800     Wells Fargo & Co. .......    10,333,440
                                         ------------
                                           36,797,157
                                         ------------
              Major Telecommunications
              (7.9%)
  579,900     SBC Communications,
               Inc. ...................    13,737,831
  393,900     Sprint Corp. (Fon
               Group)..................     8,961,225
  416,000     Verizon Communications
               Inc. ...................    14,768,000
                                         ------------
                                           37,467,056
                                         ------------
              Media Conglomerates
              (3.4%)
  291,700     Disney (Walt) Co.
               (The)...................     8,380,541
  325,300     Time Warner, Inc.*.......     5,709,015
   64,900     Viacom Inc. (Class B)
               (Non-Voting)............     2,260,467
                                         ------------
                                           16,350,023
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Medical Distributors
              (0.8%)
   64,200     AmerisourceBergen
               Corp. ..................  $  3,678,018
                                         ------------
              Multi-Line Insurance
              (0.8%)
   43,000     American International
               Group, Inc. ............     2,382,630
   18,300     Hartford Financial
               Services Group, Inc.
               (The)...................     1,254,648
                                         ------------
                                            3,637,278
                                         ------------
              Oilfield Services/
              Equipment (3.1%)
  302,400     Halliburton Co. .........    13,078,800
   25,100     Schlumberger Ltd.
               (Netherlands
               Antilles)...............     1,769,048
                                         ------------
                                           14,847,848
                                         ------------
              Packaged Software (0.3%)
   61,900     Microsoft Corp. .........     1,496,123
                                         ------------
              Pharmaceuticals: Major
              (13.4%)
  657,200     Bristol-Myers Squibb
               Co. ....................    16,732,312
  467,900     GlaxoSmithKline PLC (ADR)
               (United Kingdom)........    21,485,968
  234,200     Pfizer, Inc. ............     6,152,434
  115,400     Roche Holdings Ltd. (ADR)
               (Switzerland)...........     6,243,140
   63,600     Sanofi-Aventis (ADR)
               (France)................     2,692,824
  270,100     Schering-Plough Corp. ...     4,902,315
  123,500     Wyeth....................     5,209,230
                                         ------------
                                           63,418,223
                                         ------------
              Property - Casualty
              Insurers (2.2%)
      200     Berkshire Hathaway, Inc.
               (Class B)*..............       571,200
  101,800     Chubb Corp. (The)........     8,069,686
   46,025     St. Paul Travelers
               Companies, Inc. (The)...     1,690,498
                                         ------------
                                           10,331,384
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Pulp & Paper (6.9%)
  347,510     Georgia-Pacific Corp. ...  $ 12,333,130
  548,200     International Paper
               Co. ....................    20,168,278
    4,987     Neenah Paper Inc. .......       167,663
                                         ------------
                                           32,669,071
                                         ------------
              Recreational Products
              (0.6%)
  131,700     Mattel, Inc. ............     2,811,795
                                         ------------
              Semiconductors (0.1%)
   12,200     Intel Corp. .............       283,406
                                         ------------
              Specialty Insurance
              (0.7%)
   28,000     Ambac Financial Group,
               Inc. ...................     2,093,000
   40,300     Assurant, Inc. ..........     1,358,110
                                         ------------
                                            3,451,110
                                         ------------
              Telecommunication
              Equipment (0.4%)
   79,200     Nokia Corp. (ADR)
               (Finland)...............     1,222,056
   29,300     Telefonaktiebolaget LM
               Ericsson (ADR)
               (Sweden)*...............       826,260
                                         ------------
                                            2,048,316
                                         ------------
              Tobacco (1.9%)
  137,200     Altria Group, Inc. ......     8,971,508
                                         ------------
              Total Common Stocks
              (Cost $386,282,126)......   439,768,574
                                         ------------
              Preferred Stock (0.3%)
              Integrated Oil (0.3%)
   35,700     Petroleo Brasileiro S.A.
               (ADR) (Brazil)
               (Cost $1,498,572).......     1,373,379
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                  VALUE
-----------------------------------------------------
             Short-Term Investment (6.9%)
             Repurchase Agreement
 $  32,700   Joint repurchase
              agreement account 2.845%
              due 04/01/05 (dated
              03/31/05; proceeds
              $32,702,584) (a)
              (Cost $32,700,000)......  $  32,700,000
                                        -------------
Total Investments
(Cost $420,480,698) (b).....   100.1%     473,841,953
Liabilities in Excess of
Other Assets................   (0.1)         (421,020)
                               -----     ------------
Net Assets..................   100.0%    $473,420,933
                               =====     ============

---------------------------------------------------

    ADR  American Depositary Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $60,539,178 and the aggregate gross unrealized depreciation is $7,177,923, resulting in net unrealized appreciation of $53,361,255.

10
                       See Notes to Financial Statements

Morgan Stanley Value Fund
SUMMARY OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

                                                                              PERCENT OF
INDUSTRY                                                          VALUE       NET ASSETS
----------------------------------------------------------------------------------------
Pharmaceuticals: Major......................................  $ 63,418,223       13.4%
Major Telecommunications....................................    37,467,056        7.9
Major Banks.................................................    36,797,157        7.8
Repurchase Agreement........................................    32,700,000        6.9
Pulp & Paper................................................    32,669,071        6.9
Finance/Rental/Leasing......................................    20,444,598        4.3
Electric Utilities..........................................    18,635,306        3.9
Chemicals: Major Diversified................................    18,123,603        3.8
Media Conglomerates.........................................    16,350,023        3.4
Food: Major Diversified.....................................    15,367,589        3.2
Financial Conglomerates.....................................    14,862,512        3.1
Oilfield Services/Equipment.................................    14,847,848        3.1
Integrated Oil..............................................    13,608,191        2.9
Household/Personal Care.....................................    11,292,414        2.4
Property - Casualty Insurers................................    10,331,384        2.2
Broadcasting................................................    10,206,567        2.2
Aluminum....................................................     9,287,184        2.0
Tobacco.....................................................     8,971,508        1.9
Life/Health Insurance.......................................     8,046,342        1.7
Data Processing Services....................................     7,617,229        1.6
Cable/Satellite TV..........................................     6,557,988        1.4
Beverages: Non-Alcoholic....................................     5,983,812        1.3
Discount Stores.............................................     5,111,220        1.1
Department Stores...........................................     4,589,066        1.0
Investment Banks/Brokers....................................     4,552,712        1.0
Computer Processing Hardware................................     4,396,776        0.9
Drugstore Chains............................................     4,120,146        0.9
Apparel/Footwear............................................     3,931,726        0.8
Medical Distributors........................................     3,678,018        0.8
Multi-Line Insurance........................................     3,637,278        0.8
Contract Drilling...........................................     3,551,540        0.7
Specialty Insurance.........................................     3,451,110        0.7
Electronics/Appliances......................................     3,027,150        0.6
Recreational Products.......................................     2,811,795        0.6
Electronic Components.......................................     2,334,820        0.5
Telecommunication Equipment.................................     2,048,316        0.4
Information Technology Services.............................     1,674,802        0.4
Packaged Software...........................................     1,496,123        0.3
Computer Peripherals........................................     1,471,448        0.3
Computer Communications.....................................     1,452,668        0.3
Airlines....................................................     1,438,240        0.3
Internet Software/Services..................................       813,076        0.2
Electronic Production Equipment.............................       384,912        0.1
Semiconductors..............................................       283,406        0.1
                                                              ------------      -----
                                                              $473,841,953      100.1%
                                                              ============      =====

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $420,480,698)................  $473,841,953
Cash.................................        61,103
Receivable for:
    Dividends........................       913,662
    Shares of beneficial interest
      sold...........................       509,263
Prepaid expenses and other assets....        59,195
                                       ------------
    Total Assets.....................   475,385,176
                                       ------------
Liabilities:
Payable for:
    Investments purchased............       912,192
    Shares of beneficial interest
      redeemed.......................       471,003
    Distribution fee.................       324,037
    Investment advisory fee..........       170,868
    Administration fee...............        32,546
Accrued expenses and other
  payables...........................        53,597
                                       ------------
    Total Liabilities................     1,964,243
                                       ------------
    Net Assets.......................  $473,420,933
                                       ============
Composition of Net Assets:
Paid-in-capital......................  $464,723,531
Net unrealized appreciation..........    53,361,255
Accumulated undistributed net
  investment income..................     1,314,329
Accumulated net realized loss........   (45,978,182)
                                       ------------
    Net Assets.......................  $473,420,933
                                       ============
Class A Shares:
Net Assets...........................   $17,405,932
Shares Outstanding (unlimited
  authorized, $.01 par value)........     1,331,747
    Net Asset Value Per Share........        $13.07
                                       ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of
    net asset value).................        $13.79
                                       ============
Class B Shares:
Net Assets...........................  $343,505,053
Shares Outstanding (unlimited
  authorized, $.01 par value)........    27,148,346
    Net Asset Value Per Share........        $12.65
                                       ============
Class C Shares:
Net Assets...........................   $28,176,278
Shares Outstanding (unlimited
  authorized, $.01 par value)........     2,226,079
    Net Asset Value Per Share........        $12.66
                                       ============
Class D Shares:
Net Assets...........................   $84,333,670
Shares Outstanding (unlimited
  authorized, $.01 par value)........     6,374,870
    Net Asset Value Per Share........        $13.23
                                       ============

Statement of Operations
For the six months ended March 31, 2005 (unaudited)

Net Investment Income:
Income
Dividends (net of $56,197 foreign
  withholding tax)....................  $ 5,414,098
Interest..............................      411,261
                                        -----------
    Total Income......................    5,825,359
                                        -----------
Expenses
Distribution fee (Class A shares).....       20,374
Distribution fee (Class B shares).....    1,734,679
Distribution fee (Class C shares).....      135,123
Investment advisory fee...............    1,017,390
Transfer agent fees and expenses......      343,000
Administration fee....................      157,675
Shareholder reports and notices.......       41,130
Professional fees.....................       27,780
Custodian fees........................       13,665
Registration fees.....................       13,300
Trustees' fees and expenses...........        2,874
Other.................................       15,770
                                        -----------
    Total Expenses....................    3,522,760
                                        -----------
    Net Investment Income.............    2,302,599
                                        -----------
Net Realized and Unrealized Gain:
Net realized gain.....................   30,993,762
Net change in unrealized
  appreciation........................    1,288,489
                                        -----------
    Net Gain..........................   32,282,251
                                        -----------
Net Increase..........................  $34,584,850
                                        ===========

                       See Notes to Financial Statements
 12

Morgan Stanley Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              MARCH 31, 2005   SEPTEMBER 30, 2004
                                                              --------------   ------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  2,302,599       $  2,031,686
Net realized gain...........................................     30,993,762         56,923,951
Net change in unrealized appreciation.......................      1,288,489         21,457,254
                                                               ------------       ------------
    Net Increase............................................     34,584,850         80,412,891
                                                               ------------       ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................       (191,856)          (106,507)
Class B shares..............................................     (1,523,708)                --
Class C shares..............................................       (143,595)            (5,176)
Class D shares..............................................     (1,040,865)          (513,324)
                                                               ------------       ------------
    Total Dividends.........................................     (2,900,024)          (625,007)
                                                               ------------       ------------

Net decrease from transactions in shares of beneficial
  interest..................................................     (4,177,270)       (18,603,388)
                                                               ------------       ------------
    Net Increase............................................     27,507,556         61,184,496
Net Assets:
Beginning of period.........................................    445,913,377        384,728,881
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $1,314,329 and $1,911,754, respectively).................   $473,420,933       $445,913,377
                                                               ============       ============

                       See Notes to Financial Statements

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund was organized as a Massachusetts business trust on June 9, 1998 and commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of daily net assets not exceeding $1 billion; 0.37% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.32% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.27% to the portion of daily net assets exceeding $3 billion.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.45% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,353,844 at March 31, 2005.

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.97%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $289,649 and $1,599, respectively and received $22,114 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2005, aggregated $96,768,256 and $104,784,013, respectively. Included in the aforementioned transactions are purchases of $410,856 with other Morgan Stanley funds.

For the six months ended March 31, 2005, the Fund incurred brokerage commissions of $3,574 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At March 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $13,000.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2004, the Fund had a net capital loss carryforward of $74,026,379 which will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2004, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                         MARCH 31, 2005                SEPTEMBER 30, 2004
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     124,029   $  1,588,999          463,137   $  5,372,372
Reinvestments of dividends........................      12,722        166,404            8,236         89,692
Redeemed..........................................    (164,244)    (2,109,329)        (396,966)    (4,578,115)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class A.................     (27,493)      (353,926)          74,407        883,949
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................   2,684,340     33,402,203        5,584,521     62,644,087
Reinvestments of dividends........................     107,344      1,363,267               --             --
Redeemed..........................................  (3,952,439)   (49,255,607)      (8,535,235)   (95,120,593)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class B............................  (1,160,755)   (14,490,137)      (2,950,714)   (32,476,506)
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     225,548      2,809,766          509,388      5,728,376
Reinvestments of dividends........................      10,474        133,024              469          4,955
Redeemed..........................................    (235,876)    (2,940,756)        (547,626)    (6,131,795)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class C.................         146          2,034          (37,769)      (398,464)
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................   1,288,539     16,841,104        2,348,837     27,254,020
Reinvestments of dividends........................      55,309        731,733           32,991        363,234
Redeemed..........................................    (528,449)    (6,908,078)      (1,241,104)   (14,229,621)
                                                    ----------   ------------       ----------   ------------
Net increase - Class D............................     815,399     10,664,759        1,140,724     13,387,633
                                                    ----------   ------------       ----------   ------------
Net decrease in Fund..............................    (372,703)  $ (4,177,270)      (1,773,352)  $(18,603,388)
                                                    ==========   ============       ==========   ============

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                           FOR THE SIX                            FOR THE YEAR ENDED SEPTEMBER 30,
                           MONTHS ENDED           ----------------------------------------------------------------
                          MARCH 31, 2005            2004          2003          2002          2001          2000
                          --------------          --------      --------      --------      --------      --------
                           (unaudited)

Class A Shares
Selected Per Share Data:

Net asset value,
 beginning of period....      $12.23               $10.10        $ 7.86       $ 10.74        $10.33        $ 9.30
                              ------               ------        ------       -------        ------        ------

Income (loss) from
 investment operations:
    Net investment
    income++............        0.10                 0.12          0.07          0.04          0.06          0.05
    Net realized and
    unrealized gain
    (loss)..............        0.89                 2.10          2.17         (2.92)         0.35          0.98
                              ------               ------        ------       -------        ------        ------

Total income (loss) from
 investment
 operations.............        0.99                 2.22          2.24         (2.88)         0.41          1.03
                              ------               ------        ------       -------        ------        ------

Less dividends from net
 investment income......       (0.15)               (0.09)           --            --            --            --
                              ------               ------        ------       -------        ------        ------

Net asset value, end of
 period.................      $13.07               $12.23        $10.10       $  7.86        $10.74        $10.33
                              ======               ======        ======       =======        ======        ======

Total Return+...........        8.06%(2)            22.06%        28.50%       (26.82)%        3.97%        11.08%

Ratios to Average Net
Assets(1):
Expenses................        0.93%(3)             1.28%         1.53%         1.42%         1.45%         1.58%
Net investment income...        1.55%(3)             1.06%         0.78%         0.36%         0.50%         0.51%

Supplemental Data:
Net assets, end of
 period, in thousands...     $17,406              $16,621       $12,972       $11,396       $26,350        $7,335

Portfolio turnover
 rate...................          22%(2)               83%           61%           56%           45%          158%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.

                       See Notes to Financial Statements
 20

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS continued

                           FOR THE SIX                              FOR THE YEAR ENDED SEPTEMBER 30,
                           MONTHS ENDED           ---------------------------------------------------------------------
                          MARCH 31, 2005            2004           2003           2002           2001           2000
                          --------------          ---------      ---------      ---------      ---------      ---------
                           (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value,
 beginning of period....       $11.80               $ 9.74          $7.64         $10.52         $10.20         $ 9.25
                               ------               ------          -----         ------         ------         ------

Income (loss) from
 investment operations:
    Net investment
    income (loss)++.....         0.05                 0.03           0.00          (0.04)         (0.03)         (0.02)
    Net realized and
    unrealized gain
    (loss)..............         0.85                 2.03           2.10          (2.84)          0.35           0.97
                               ------               ------          -----         ------         ------         ------

Total income (loss) from
 investment
 operations.............         0.90                 2.06           2.10          (2.88)          0.32           0.95
                               ------               ------          -----         ------         ------         ------

Less dividends from net
 investment income......        (0.05)                  --             --             --             --             --
                               ------               ------          -----         ------         ------         ------

Net asset value, end of
 period.................       $12.65               $11.80          $9.74         $ 7.64         $10.52         $10.20
                               ======               ======          =====         ======         ======         ======

Total Return+...........         7.66%(2)            21.15%         27.49%        (27.38)%         3.14%         10.27%

Ratios to Average Net
Assets(1):
Expenses................         1.69%(3)             2.03%          2.28%          2.18%          2.21%          2.34%
Net investment income
 (loss).................         0.79%(3)             0.31%          0.03%         (0.40)%        (0.26)%        (0.25)%

Supplemental Data:
Net assets, end of
 period, in thousands...     $343,505             $334,125       $304,486       $321,210       $470,659       $115,873

Portfolio turnover
 rate...................           22%(2)               83%            61%            56%            45%           158%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS continued

                           FOR THE SIX                            FOR THE YEAR ENDED SEPTEMBER 30,
                           MONTHS ENDED           ----------------------------------------------------------------
                          MARCH 31, 2005            2004          2003          2002          2001          2000
                          --------------          --------      --------      --------      --------      --------
                           (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value,
 beginning of period....      $11.81               $ 9.75         $7.64        $10.52        $10.20        $ 9.26
                              ------               ------         -----        ------        ------        ------

Income (loss) from
 investment operations:
    Net investment
    income (loss)++.....        0.05                 0.04          0.01         (0.04)        (0.03)        (0.02)
    Net realized and
    unrealized gain
    (loss)..............        0.86                 2.02          2.10         (2.84)         0.35          0.96
                              ------               ------         -----        ------        ------        ------

Total income (loss) from
 investment
 operations.............        0.91                 2.06          2.11         (2.88)         0.32          0.94
                              ------               ------         -----        ------        ------        ------

Less dividends from net
 investment income......       (0.06)                  --            --            --            --            --
                              ------               ------         -----        ------        ------        ------

Net asset value, end of
 period.................      $12.66               $11.81*        $9.75        $ 7.64        $10.52        $10.20
                              ======               ======         =====        ======        ======        ======

Total Return+...........        7.73%(2)            21.15%        27.62%       (27.38)%        3.14%        10.15%

Ratios to Average Net
Assets(1):
Expenses................        1.66%(3)             2.00%         2.21%         2.18%         2.21%         2.34%
Net investment income
 (loss).................        0.82%(3)             0.34%         0.10%        (0.40)%       (0.26)%       (0.25)%

Supplemental Data:
Net assets, end of
 period, in thousands...     $28,176              $26,297       $22,068       $21,688       $28,097        $6,349

Portfolio turnover
 rate...................          22%(2)               83%           61%           56%           45%          158%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
     * Includes the effect of dividends from net investment income of $0.002 per share.
    (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.

                       See Notes to Financial Statements
 22

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS continued

                           FOR THE SIX                            FOR THE YEAR ENDED SEPTEMBER 30,
                           MONTHS ENDED           ----------------------------------------------------------------
                          MARCH 31, 2005            2004          2003          2002          2001          2000
                          --------------          --------      --------      --------      --------      --------
                           (unaudited)

Class D Shares
Selected Per Share Data:

Net asset value,
 beginning of period....      $12.39               $10.23        $ 7.94        $10.83        $10.39        $ 9.32
                              ------               ------        ------        ------        ------        ------

Income (loss) from
 investment operations:
    Net investment
    income++............        0.12                 0.16          0.09          0.06          0.09          0.07
    Net realized and
    unrealized gain
    (loss)..............        0.89                 2.12          2.20         (2.95)         0.35          1.00
                              ------               ------        ------        ------        ------        ------

Total income (loss) from
 investment
 operations.............        1.01                 2.28          2.29         (2.89)         0.44          1.07
                              ------               ------        ------        ------        ------        ------

Less dividends from net
 investment income......       (0.17)               (0.12)           --            --            --            --
                              ------               ------        ------        ------        ------        ------

Net asset value, end of
 period.................      $13.23               $12.39        $10.23        $ 7.94        $10.83        $10.39
                              ======               ======        ======        ======        ======        ======

Total Return+...........        8.19%(2)            22.42%        28.84%       (26.69)%        4.23%        11.48%

Ratios to Average Net
Assets(1):
Expenses................        0.69%(3)             1.03%         1.28%         1.18%         1.21%         1.34%
Net investment income...        1.79%(3)             1.31%         1.03%         0.60%         0.74%         0.75%

Supplemental Data:
Net assets, end of
 period, in thousands...     $84,334              $68,870       $45,204       $25,424       $13,944        $4,156

Portfolio turnover
 rate...................          22%(2)               83%           61%           56%           45%          158%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Value Fund

Semiannual Report
March 31, 2005

[MORGAN STANLEY LOGO]

36045RPT-RA05-00392P-Y03/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005


                                       3